QB2 Advances from SMM/SC - Summary of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 7,167		$ 7,374
Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,362		$ 5,906
Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		7,089		8,570
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings		3,322		2,785
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		2,330		1,288
Quebrada Blanca Phase 2 project facility | Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	2,500		2,252
Quebrada Blanca Phase 2 project facility | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,693		$ 1,003
Quebrada Blanca Phase 2 project facility | Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		3,419		2,929
Quebrada Blanca Phase 2 project facility | Fair Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,279		$ 1,263